Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2021 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.4%
Australia - 6.8%
AGL Energy Ltd.		43,720	$231,966
Aurizon Holdings Ltd.		109,432	309,983
BHP Group Ltd. - ADR (a)		38,730	3,042,629
Coles Group Ltd.		36,808	472,431
Evolution Mining Ltd.		41,113	126,114
Fortescue Metals Group Ltd.		160,875	2,940,820
Origin Energy Ltd.		63,364	191,113
Telstra Corp. Ltd.		400,918	1,112,124
Wesfarmers Ltd.		25,565	1,147,037
			9,574,217
Britain - 12.2%
BP PLC - ADR		106,421	2,573,260
British American Tobacco PLC - ADR (a)		73,658	2,758,492
GlaxoSmithKline PLC - ADR (a)		73,376	2,945,313
Imperial Brands PLC		63,950	1,370,700
Rio Tinto PLC - ADR (a)		32,399	2,796,358
Unilever PLC - ADR (a)		47,701	2,744,238
Vodafone Group PLC - ADR (a)		127,328	2,079,266
			17,267,627
Cambodia - 0.1%
NagaCorp Ltd.		193,879	142,456

Canada - 1.4%
BCE, Inc. (a)		38,788	1,935,909

China - 0.9%
Lenovo Group Ltd.		313,652	292,214
Tingyi Cayman Islands Holding Corp.		277,778	500,427
Uni-President China Holdings Ltd.		195,776	196,503
Want Want China Holdings Ltd.		420,199	283,335
			1,272,479

France - 6.8%
Bouygues SA		15,405	593,730
Carrefour SA		17,797	330,610
Danone SA		17,020	1,252,994
Orange SA - ADR (a)		179,974	2,006,710
Sanofi - ADR (a)		55,074	2,839,615
TotalEnergies SE - ADR (a)		59,816	2,609,772
			9,633,431
Germany - 1.9%
BASF SE		34,280	2,692,822

Hong Kong - 3.4%
ASM Pacific Technology Ltd.		9,450	121,604
CK Hutchison Holdings Ltd.		125,927	920,411
CK Infrastructure Holdings Ltd.		110,083	665,075
CLP Holdings Ltd.		84,888	876,063
Dairy Farm International Holdings Ltd.		42,925	161,398
Jardine Matheson Holdings Ltd.		6,852	407,283
PCCW Ltd.		502,807	263,336
Power Assets Holdings Ltd.		106,863	690,313
Sun Art Retail Group Ltd. (b)		205,385	127,653
Swire Pacific Ltd. - Class A		37,394	232,174
WH Group Ltd. (c)		315,812	261,715
			4,727,025
Japan - 14.0%
Asahi Kasei Corp.		31,301	338,675
Canon, Inc.		28,386	645,966
ENEOS Holdings, Inc.		129,487	542,357
Inpex Corp.		37,888	267,656
ITOCHU Corp.		33,660	991,651
Japan Tobacco, Inc.		108,513	2,116,748
KDDI Corp.		64,435	1,957,043
Kirin Holdings Co. Ltd.		21,145	385,488
Marubeni Corp.		42,437	358,164
Mitsubishi Chemical Holdings Corp.		32,337	269,885
Mitsubishi Corp.		56,354	1,572,909
Mitsui & Co. Ltd.		45,504	1,036,755
Nippon Telegraph & Telephone Corp.		105,490	2,694,825
SoftBank Corp.		219,431	2,859,274
Subaru Corp.		16,741	326,717
Sumitomo Corp.		48,465	655,153
Taisei Corp.		6,103	204,444
Takeda Pharmaceutical Co. Ltd. - ADR (a)		134,679	2,222,204
Tokyo Gas Co. Ltd.		10,924	206,919
Trend Micro, Inc.		3,428	177,798
			19,830,631
Netherlands - 2.8%
Koninklijke Ahold Delhaize NV		31,080	965,777
Royal Dutch Shell PLC - ADR		76,237	3,015,174
			3,980,951
New Zealand - 0.2%
Spark New Zealand Ltd.		89,390	294,886

Norway - 0.8%
Telenor ASA		65,512	1,137,502

Singapore - 1.1%
Jardine Cycle & Carriage Ltd.		8,434	127,604
Singapore Technologies Engineering Ltd.		98,839	292,516
Singapore Telecommunications Ltd. (b)		694,067	1,162,797
			1,582,917
South Korea - 0.6%
KT&G Corp.		5,713	408,763
SK Telecom Co. Ltd. - ADR		16,043	466,370
			875,133
Spain - 3.3%
Endesa SA		62,987	1,532,478
Naturgy Energy Group SA		33,313	861,090
Repsol SA		50,735	554,962
Telefonica SA - ADR (a)		374,040	1,716,843
			4,665,373
Sweden - 0.5%
Telia Co. AB		171,733	753,890

Switzerland - 6.2%
Holcim Ltd.		18,239	1,069,152
Novartis AG - ADR (a)		32,063	2,962,301
Roche Holding AG - ADR (a)		64,574	3,116,341
SGS SA		175	566,622
Swisscom AG		1,800	1,082,961
			8,797,377
United States - 36.4%
3M Co.		13,872	2,745,824
AbbVie, Inc.		25,733	2,992,748
Altria Group, Inc.		58,125	2,792,325
Amgen, Inc.		12,174	2,940,508
AT&T, Inc.		98,850	2,772,742
Bristol-Myers Squibb Co.		44,503	3,020,419
Broadcom, Inc.		6,115	2,968,221
Cisco Systems, Inc.		53,467	2,960,468
Costco Wholesale Corp.		7,392	3,176,490
Dow, Inc.		25,207	1,566,867
General Mills, Inc.		16,201	953,591
Gilead Sciences, Inc.		42,853	2,926,431
International Business Machines Corp.		19,387	2,732,792
Kimberly-Clark Corp.		9,539	1,294,633
Kinder Morgan, Inc.		107,374	1,866,160
Lockheed Martin Corp.		5,981	2,222,958
Pfizer, Inc.		73,008	3,125,472
Philip Morris International, Inc.		29,529	2,955,558
The Coca-Cola Co.		51,233	2,921,818
The Kraft Heinz Co. (a)		37,745	1,452,050
Walgreens Boots Alliance, Inc.		24,860	1,172,149
			51,560,224
TOTAL COMMON STOCKS (Cost $135,574,564)			140,724,850
		Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.003% (d)		$234,141	234,141
TOTAL SHORT-TERM INVESTMENTS (Cost $234,141)			234,141

		Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)		29,459,718	29,459,718
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $29,459,718)			29,459,718
Total Investments (Cost $165,268,423) - 120.4%			170,418,709
Liabilities in Excess of Other Assets - (20.4)%			(28,816,909)
TOTAL NET ASSETS - 100.0%			$141,601,800

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)		All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $28,537,320 or 20.2% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $261,715 or 0.2% of net assets.

(d)	The rate shown is as of July 31, 2021.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 140,724,850	$ -	$ -	$ -	$ 140,724,850
Short-Term Investments	234,141	-	-	-	234,141
Investments Purchased with Proceeds from Securities Lending	-	-	-	29,459,718	29,459,718
Total Investments in Securities	$ 140,958,991	$ -	$ -	$ 29,459,718	$ 170,418,709
^ See Schedule of Investments for country breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.